Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum payments under the operating lease agreement are as follows:

For the Years Ending March 31,	Amount
2015	$11,813